Property plant and equipment net (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Subtotal	$ 6,522,813	$ 6,959,617
Less: Accumulated depreciation	(4,906,552)	(5,303,175)
Property, Plant and Equipment, Net, Total	1,616,261	1,656,442
Buildings
Subtotal	4,554,216	4,831,806
Machinery and Production equipment
Subtotal	1,468,742	1,214,709
Electronic equipment
Subtotal	184,591	193,652
Office equipment
Subtotal	47,456	49,899
Automobiles
Subtotal	266,713	292,251
Construction in progress
Subtotal	$ 1,095	$ 377,300